Statements of Changes in Stockholder's Equity/(Deficit) - USD ($)	Virtu Financial, Inc. Class A common stock Common Stock	Virtu Financial, Inc. Additional paid-in Capital	Virtu Financial, Inc. Retained Earnings / (Accumulated Deficit)	Virtu Financial, Inc.	Class A common stock	Total
Balance at the beginning of the period at Oct. 15, 2013	$ 0	$ 0	$ 0	$ 0
Balance at the beginning of the period (in shares) at Oct. 15, 2013	0
Increase (decrease) in stockholder's/members' equity
Capital contribution		100		100
Shares issued	100
Balance at the end of the period at Dec. 31, 2013		100		100
Balance at the end of the period (in shares) at Dec. 31, 2013	100
Increase (decrease) in stockholder's/members' equity
Net income (loss)			(8,811)	(8,811)
Balance at the end of the period at Dec. 31, 2014		$ 100	$ (8,811)	$ (8,711)
Balance at the end of the period (in shares) at Dec. 31, 2014	100
Increase (decrease) in stockholder's/members' equity
Net income (loss)						$ 474,000
Balance at the end of the period at Jun. 30, 2015						$ 116,161,000
Balance at the end of the period (in shares) at Jun. 30, 2015					34,305,052